Significant Accounting Policies (Details) - Sales Revenue [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Concentration of Credit Risk [Abstract]
Concentration risk percentage	45.00%	100.00%
Customer A [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	20.00%	0.00%
Customer B [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	15.00%	0.00%
Customer C [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	10.00%	0.00%
Customer D [Member]
Concentration of Credit Risk [Abstract]
Concentration risk percentage	0.00%	100.00%